CONSOLIDATED CASH FLOWS STATEMENT ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / $	Dec. 31, 2019 USD ($) ¥ / $		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 2,748,668	$ 394,821	[1]	¥ 3,600,022	¥ 2,962,704
Income tax paid	(353,423)	(50,766)	[1]	(338,620)	(327,865)
Net cash generated from operating activities	2,395,245	344,055	[1]	3,261,402	2,634,839
Cash flows from investing activities
Payments for acquisition of fixed assets, construction-in-progress and prepayment for fixed assets, net of related payables	(2,441,116)	(350,644)	[1]	(2,683,053)	(2,273,426)
Proceeds from disposal of fixed assets	3,036	436	[1]	392	527
Advances received from disposal of assets	263,943	37,913	[1]	587,123	0
Interest received	857	123	[1]	1,765	1,779
Payment of investment	(29,799)	(4,280)	[1]	(24,832)	0
Decrease in short-term deposits with maturities more than three months, net	109,000	15,657	[1]	(1,000)	0
Dividends received	7,047	1,012	[1]	6,473	6,473
Net cash used in investing activities	(2,087,032)	(299,783)	[1]	(2,113,132)	(2,264,647)
Cash flows from financing activities
Transactions with non-controlling interests	0	0	[1]	(3,349)	0
Dividends paid to the Company's shareholders	(425,012)	(61,049)	[1]	(566,683)	(569,333)
Payments of lease liabilities	(59,620)	(8,564)	[1]	0	0
Net cash used in financing activities	(484,632)	(69,613)	[1]	(570,032)	(569,333)
Net increase/(decrease) in cash and cash equivalents	(176,419)	(25,341)	[1]	578,238	(199,141)
Cash and cash equivalents at beginning of year	1,738,753	249,756	[1]	1,160,515	1,359,656
Cash and cash equivalents at end of year	¥ 1,562,334	$ 224,415	[1]	¥ 1,738,753	¥ 1,160,515
Closing foreign exchange rate	6.9618	6.9618

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.